SHARE CAPITAL (Schedule of Composed of Ordinary Shares) (Details) - ₪ / shares	Dec. 31, 2020	Dec. 31, 2019	Mar. 17, 2013
Disclosure of classes of share capital [abstract]
Authorized	140,010,000	140,010,000
Issued	21,057,922	17,864,684
Par value per share	₪ 0.0000769	₪ 0.0000769	₪ 0.0000769